SCHEDULE OF GUARANTY INFORMATION FOR OUTSTANDING BORROWINGS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
DebtDisclosureLineItem [Line Items]
Current portion of borrowings Guaranteed by CEO of the Company	¥ 261,940	¥ 217,970
Borrowings – net of current portion Guaranteed by CEO of the Company	10,436	28,284
Chief Executive Officer [Member]
DebtDisclosureLineItem [Line Items]
Current portion of borrowings Guaranteed by CEO of the Company		31,320
Borrowings – net of current portion Guaranteed by CEO of the Company		¥ 28,284